Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), tax	$ (5,901)	$ 1,371	$ (710)
Derivatives used in Net Investment Hedge, Net of Tax, Period Increase (Decrease)	731	(22,014)	17,048
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss	(79,857)	(69,814)	(113,398)	$ (108,015)
Reclassified from AOCI to RE		0
Other comprehensive income (loss) before reclassifications	(13,975)	44,362	(9,020)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	(204)	357	2,194
Amounts reclassified from accumulated other comprehensive loss to net (loss) income	3,932	(662)	3,637
Net current period other comprehensive income (loss)	(10,043)	43,700	(5,383)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss	(11,282)	8,195	(2,250)	(2,322)
Other comprehensive income (loss) before reclassifications	(23,409)	11,521	(1,297)
Amounts reclassified from accumulated other comprehensive loss to net (loss) income	3,932	(960)	1,369
Net current period other comprehensive income (loss)	(19,477)	10,561	72
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss	0	0	0	3,488
Reclassified from AOCI to RE		0
Other comprehensive income (loss) before reclassifications	0	0	(5,756)
Amounts reclassified from accumulated other comprehensive loss to net (loss) income	0	0	2,268
Net current period other comprehensive income (loss)	0	0	(3,488)
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Reclassified from AOCI to RE		(116)
Other comprehensive income (loss) before reclassifications		0
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	(204)	357
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss	(68,371)	(78,009)	(110,791)	(106,630)
Reclassified from AOCI to RE		0
Other comprehensive income (loss) before reclassifications	9,638	32,782	(4,161)
Amounts reclassified from accumulated other comprehensive loss to net (loss) income	0	0	0
Net current period other comprehensive income (loss)	9,638	32,782	(4,161)
Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss	(204)	0	(357)	$ (2,551)
Other comprehensive income (loss) before reclassifications	(204)	59
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	(204)		2,194
Amounts reclassified from accumulated other comprehensive loss to net (loss) income	$ 0	298	$ 0
Net current period other comprehensive income (loss)		$ 357